                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6539

          Van Kampen Trust For Investment Grade Pennsylvania Municipals
          -------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
              -----------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
              -----------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE PENNSYLVANIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                     COUPON       MATURITY                  VALUE
             MUNICIPAL BONDS    155.0%
             PENNSYLVANIA    151.2%
 $     1,465 Allegheny Cnty, PA Higher
             Ed Duquesne Univ Ser A
             (FGIC Insd)                     5.000%       03/01/17             $   1,581,057
       1,560 Allegheny Cnty, PA Higher
             Ed Duquesne Univ Ser A
             (FGIC Insd) (a)                 5.000        03/01/18                 1,676,501
       3,000 Allegheny Cnty, PA Port
             Auth Spl Rev Trans (FGIC
             Insd)                           5.000        03/01/29                 3,125,400
         690 Allegheny Cnty, PA
             Residential Fin Auth Mtg
             Rev Single Family (AMT)
             (GNMA Collateralized)           7.100        05/01/24                   691,035
         510 Allegheny Cnty, PA
             Residential Fin Auth Mtg
             Rev Single Family Ser II-1
             (AMT) (GNMA Collateralized)     5.800        05/01/21                   536,321
         680 Allegheny Cnty, PA
             Residential Fin Auth Mtg
             Rev Single Family Ser II-2
             (AMT) (GNMA Collateralized)     5.800        11/01/20                   715,748
         900 Allegheny Cnty, PA
             Residential Mtg Single
             Family Ser KK-2 (AMT) (GNMA
             Collateralized)                 5.750        05/01/33                   938,007
       2,220 Allegheny Cnty, PA San Auth
             Swr Rev (Prerefunded @
             12/01/10) (MBIA Insd)           5.750        12/01/17                 2,489,441
       2,900 Allegheny Cnty, PA San Auth
             Swr Rev (Prerefunded @
             12/01/10) (MBIA Insd)           5.500        12/01/24                 3,216,883
       1,000 Allegheny Cnty, PA Ser C 54
             (Prerefunded @ 11/01/12)
             (MBIA Insd)                     5.375        11/01/18                 1,116,320
       1,000 Berks Cnty, PA Muni Auth
             Hosp Rev Reading Hosp & Med
             Ctr Proj (Prerefunded @
             11/01/09) (FSA Insd)            6.000        11/01/29                 1,128,630
       1,460 Bethlehem, PA Auth Wtr Gtd
             (FSA Insd)                      5.000        11/15/19                 1,574,084
       1,270 Bucks Cnty, PA Auth Wtr &
             Swr Rev Swr Sys (AMBAC
             Insd) (a)                       5.375        06/01/16                 1,396,302
         785 Carbon Cnty, PA Indl Dev
             Auth Panther Creek Proj
             Rfdg (LOC: Paribas & Union
             Bk of CA Intl) (AMT)            6.650        05/01/10                   852,549
       1,000 Central Dauphin, PA Sch
             Dist (FSA Insd)                 5.000        12/01/19                 1,073,400
       1,555 Chester Cnty, PA Indl Dev
             Auth Rev Collegium Charter
             Sch Proj Ser A (ACA Insd)       5.500        04/15/31                 1,653,914
       2,750 Delaware Cnty, PA Indl Dev
             Auth Wtr Fac Aqua PJ Ser A
             (AMT) (FGIC Insd)               5.000        11/01/37                 2,851,695
       1,480 Delaware Cnty, PA Regl Wtr
             Quality Ctl Auth Swr Rev
             (MBIA Insd) (a)                 5.250        05/01/21                 1,615,997
       2,500 Delaware Vly, PA Regl Fin
             Auth                            5.750        07/01/17                 2,861,700
       2,800 Erie, PA Sch Dist
             (Prerefunded @ 09/01/10)
             (AMBAC Insd)                    5.800        09/01/29                 3,126,480
       4,280 Falls Twp, PA Hosp Auth
             Hosp Rev DE Vly Med Rfdg
             (FHA Gtd)                       7.000        08/01/22                 4,379,638
       1,000 Fayette Cnty, PA
             (Prerefunded @ 11/15/10)
             (AMBAC Insd)                    5.625        11/15/28                 1,112,300
       1,500 Harrisburg, PA Auth Res Gtd
             Sub Ser D-2 (FSA Insd)          5.000        12/01/33                 1,613,325

       2,000 Harrisburg, PA Auth Wtr Rev
             Rfdg (FSA Insd)                 5.000        07/15/21                 2,133,040
       1,775 Hempfield Twp, PA Muni Auth
             Gtd Swr Rev Westmoreland
             Cnty Rfdg (FSA Insd) (a)        5.000        09/01/16                 1,945,045
       2,000 Lehigh Cnty, PA Gen Purp
             Auth Rev Good Shepherd
             Group Ser A                     5.500        11/01/24                 2,111,900
       1,240 Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Ser A
             Rfdg (AMT) (MBIA Insd) (a)      5.000        01/01/20                 1,297,325
       1,500 Lehigh Northampton, PA Arpt
             Ser A (AMT) (MBIA Insd)         6.000        05/15/25                 1,642,275
       2,700 Lehigh Northampton, PA Arpt
             Ser A (AMT) (MBIA Insd)         6.000        05/15/30                 2,956,095
       2,050 Luzerne Cnty, PA Ser A
             (MBIA Insd)                     5.250        11/15/19                 2,248,789
       3,290 Luzerne Cnty, PA Ser A
             (MBIA Insd)                     5.250        11/15/25                 3,552,081
       2,650 Lycoming Cnty, PA Auth
             College Rev PA College of
             Technology (AMBAC Insd)         5.350        07/01/26                 2,846,259
       2,500 Mifflin Cnty, PA Hosp Auth
             Rev (Radian Insd)               6.200        07/01/30                 2,776,125
       1,250 Mifflin Cnty, PA Ser A
             (FGIC Insd)                     5.000        09/01/31                 1,304,875
       1,280 Monroeville, PA Muni Auth
             San Swr Ser B (MBIA Insd)
             (a)                             5.250        12/01/19                 1,405,990
       2,000 Montgomery Cnty, PA Higher
             Ed & Hlth Auth Hosp Rev
             Abington Mem Hosp Ser A         5.125        06/01/32                 2,043,880
       1,000 Montgomery Cnty, PA Indl
             Dev Auth Rev Res Rec
             Montenay Proj Ser A (MBIA
             Insd)                           5.250        11/01/14                 1,112,360
       1,000 Moon Area Sch Dist PA (FSA
             Insd)                           5.000        11/15/25                 1,068,400
       1,500 Mount Lebanon, PA Hosp Auth
             Saint Clair Mem Hosp Ser A      5.625        07/01/32                 1,584,300
       2,000 Pennsylvania Econ Dev Fin
             Auth Res Recovery Rev
             Colver Proj Ser D (AMT)         7.050        12/01/10                 2,043,040
       1,450 Pennsylvania Econ Dev Fin
             York Wtr Co Proj Ser A
             (AMT) (XLCA Insd)               5.000        04/01/16                 1,535,130
       2,500 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             70A (AMT)                       5.900        04/01/31                 2,614,000
       2,150 Pennsylvania Hsg Fin Agy
             Single Family Mtg Ser 61A
             (AMT)                           5.500        04/01/29                 2,224,648
       1,255 Pennsylvania Hsg Fin Agy
             Single Family Mtg Ser 67A
             (AMT)                           5.900        10/01/30                 1,308,425
       2,835 Pennsylvania St Higher Ed
             Slippery Rock Univ Fndtn
             Ser A (XLCA Insd) (a)           5.000        07/01/26                 2,995,007
       1,000 Pennsylvania St Higher Ed
             Clarion Univ Fndtn Inc Ser
             A (XLCA Insd)                   5.000        07/01/28                 1,046,200
       1,000 Pennsylvania St Higher Ed
             Fac Auth Rev Drexel Univ        5.500        05/01/17                 1,102,660
       1,500 Pennsylvania St Higher Ed
             Fac Auth Rev La Salle Univ      5.500        05/01/34                 1,572,450
       1,300 Pennsylvania St Higher Ed
             Fac Auth Rev Lycoming Clg
             Assn Indpt (Radian Insd)        5.250        11/01/19                 1,392,365
       1,000 Pennsylvania St Higher Ed
             Fac Auth Rev Thomas
             Jefferson Univ                  5.375        01/01/25                 1,074,890
       1,500 Pennsylvania St Higher Ed
             Fac Auth Rev Univ Sciences
             Philadelphia Ser A (XLCA
             Insd)                           5.000        11/01/36                 1,570,425
       1,000 Pennsylvania St Higher Ed
             Geneva College Proj             6.125        04/01/22                 1,069,800
       1,000 Pennsylvania St Higher Ed
             UPMC Hlth Sys Ser A             6.250        01/15/18                 1,122,410
       3,000 Pennsylvania St Higher Ed
             UPMC Hlth Sys Ser A (FSA
             Insd)                           5.000        08/01/29                 3,105,720
       1,000 Pennsylvania St Higher Ed
             UPMC Hlth Sys Ser A             6.000        01/15/31                 1,102,440

       1,165 Pennsylvania St Indl Dev
             Auth Econ Dev (AMBAC Insd)      5.500        07/01/14                 1,295,375
       2,000 Pennsylvania St Second Ser
             (MBIA Insd) (Prerefunded
             10/01/09)                       5.750        10/01/17                 2,216,380
       3,015 Pennsylvania St Tpk Commn
             Ser T Rfdg (FGIC Insd)          5.500        12/01/10                 3,335,555
       1,500 Pennsylvania St Univ            5.000        09/01/35                 1,580,760
       1,500 Pennsylvania St Univ Rfdg       5.250        03/01/17                 1,647,360
       1,550 Perkiomen Valley Sch Dist
             PA Ser A (FSA Insd)             5.250        03/01/28                 1,673,814
       3,000 Philadelphia, PA (FSA Insd)     5.000        03/15/28                 3,097,950
       6,160 Philadelphia, PA Auth for
             Indl Ser B (FSA Insd)           5.500        10/01/17                 6,842,651
       2,000 Philadelphia, PA Auth for
             Indl Ser B (FSA Insd)           5.125        10/01/26                 2,129,280
       1,000 Philadelphia, PA Auth Indl
             Dev Amern College of
             Physicians                      5.500        06/15/27                 1,050,450
       1,700 Philadelphia, PA Gas Wks
             Rev Eighteenth Ser (AGC
             Insd)                           5.250        08/01/21                 1,842,647
       1,750 Philadelphia, PA Gas Wks
             Rev Second Ser (FSA Insd)       5.250        07/01/29                 1,869,910
       1,500 Philadelphia, PA Gas Wks
             Rev Third Ser S (FSA Insd)      5.125        08/01/31                 1,564,890
       1,645 Philadelphia, PA Pkg Auth
             Rev Ser A (AMBAC Insd)          5.250        02/15/29                 1,742,664
         500 Pittsburgh & Allegheny
             Cnty, PA Pub Aud Hotel Room
             (AMBAC Insd)                    5.125        02/01/35                   527,515
       2,500 Pittsburgh & Allegheny
             Cnty, PA Pub Aud Regl Asset
             Dist Sales Tax (AMBAC Insd)     5.000        02/01/24                 2,635,150
       4,990 Pittsburgh & Allegheny
             Cnty, PA Pub Aud Regl Asset
             Dist Sales Tax (AMBAC Insd)     5.000        02/01/29                 5,227,275
       3,505 Pittsburgh, PA Wtr & Swr
             Sys Rev First Lien (MBIA
             Insd) (a)                       5.000        09/01/23                 3,738,012
       1,000 Pittsburgh, PA Pub Pkg Auth
             Rev Ser B (FGIC Insd)           5.000        12/01/23                 1,063,460
       5,000 Pittsburgh, PA Ser A (AMBAC
             Insd)                           5.500        09/01/17                 5,515,650
       3,700 Pittsburgh, PA Wtr & Swr
             Rfdg (FGIC Insd)                6.500        09/01/13                 4,342,098
       1,960 Quaker Vly, PA Sch Dist
             (Prerefunded @ 04/01/14)
             (FSA Insd) (a)                  5.375        04/01/22                 2,208,528
       2,000 Rostraver Twp, PA (AMBAC
             Insd)                           5.500        07/01/24                 2,177,480
       1,050 Scranton, PA Ser B (AMBAC
             Insd) (a)                       5.000        09/01/17                 1,134,651
       2,000 Southcentral, PA Gen Auth
             Rev Wellspan Hlth Oblig
             (MBIA Insd)                     5.375        05/15/28                 2,169,780
       1,970 State Pub Sch Bldg Auth PA
             Montgomery Cnty Cmnty
             College Proj (AMBAC Insd)
             (a)                             5.000        05/01/23                 2,089,284
         765 State Pub Sch Bldg Auth PA
             Sch Connaut Sch Dist (FGIC
             Insd) (a)                       5.250        11/01/20                   841,791
       1,355 State Pub Sch Bldg Auth PA
             Sch Connaut Sch Dist
             (Prerefunded @ 11/01/13)
             (FGIC Insd) (a)                 5.250        11/01/20                 1,511,530
       2,360 State Pub Sch Bldg Auth PA
             Sch Rev Jefferson Cnty
             Dubois Tech Sch (FGIC Insd)
             (a)                             5.375        02/01/23                 2,602,419
       1,140 Susquehanna Area Regl Aprt
             Auth PA Arpt Sys Rev Ser A
             (AMT) (AMBAC Insd)              5.375        01/01/21                 1,220,347
       5,205 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMT) (AMBAC Insd)              5.375        01/01/23                 5,547,958
       1,500 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser D      5.375        01/01/18                 1,531,665
       1,950 Swarthmore Boro Auth PA
             College                         5.250        09/15/18                 2,137,122
       1,000 Trinity Area Sch Dist PA
             (FGIC Insd)                     5.250        11/01/20                 1,100,380
       2,300 Union Cnty, PA Hosp Auth
             Hosp Rev Evangelical Cmnty
             Hosp (Radian Insd)              5.250        08/01/24                 2,429,191
       2,000 Washington Cnty, PA Ser A
             (AMBAC Insd)                    5.125        09/01/27                 2,113,340

       2,000 West Shore, PA Area Hosp
             Auth Holy Spirit Hosp Proj
             (b)                             6.250        01/01/32                 2,170,620
       1,500 Wilson, PA Sch Dist (FGIC
             Insd) (c)                       5.000        05/15/19                 1,619,850
                                                                          -------------------
                                                                                 189,779,858
                                                                          -------------------

             PUERTO RICO    0.8%
       1,000 Puerto Rico Comwlth
             Infrastructure Fin Auth Spl
             Ser B                           5.000        07/01/41                 1,044,270
                                                                          -------------------

             U. S. VIRGIN ISLANDS    3.0%
       1,500 University Virgin Islands
             Impt Ser A                      5.375        06/01/34                 1,587,465
       2,000 Virgin Islands Pub Fin Auth
             Rev Gross Rcpt Taxes Ln Nt
             Ser A (ACA Insd)                6.125        10/01/29                 2,232,820
                                                                          -------------------
                                                                                   3,820,285
                                                                          -------------------

TOTAL LONG-TERM INVESTMENTS    155.0%
   (Cost $182,765,403)                                                           194,644,413

SHORT-TERM INVESTMENT    0.1%
   (Cost $100,000)                                                                   100,000
                                                                          -------------------

TOTAL INVESTMENTS    155.1%
   (Cost $182,865,403)                                                           194,744,413

OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                        845,099

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (55.8%)                   (70,026,466)
                                                                          -------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                $125,563,046
                                                                          ===================

          Percentages are calculated as a
          percentage of net assets applicable to
          common shares.
(a)       The Trust owns 100% of the
          bond issuance.
(b)       Assets segregated as
          collateral for open futures
          transactions.
(c)       Security purchased on a
          when-issued or delayed
          delivery basis.
ACA     - American Capital Access
AGC     - AGC Insured Custody
          Certificates
AMBAC   - AMBAC Indemnity Corp.
AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty
          Insurance Co.
FHA     - Federal Housing
          Administration
FSA     - Financial Security
          Assurance Inc.
GNMA    - Government National
          Mortgage Association
LOC     - Letter of Credit
MBIA    - Municipal Bond Investors
          Assurance Corp.
Radian  - Radian Asset Assurance
XLCA    - XL Capital Assurance Inc.

Futures contracts outstanding as of July 31, 2005:

                                                                                                       UNREALIZED
                                                                                                       APPRECIATION/
                                                                       CONTRACTS                       DEPRECIATION
SHORT CONTRACTS:

U.S. Treasury Notes 10-Year Futures -- September 2005 (Current
Notional Value of $110,984 per contract)                                   56                          $         44,401
                                                                      --------                        -----------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Pennsylvania Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
   -------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005